Assumptions Used to Determine Projected Benefit Obligations (Detail)	Mar. 31, 2014	Mar. 31, 2013
Domestic | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	0.50%	0.25%
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.00%
Foreign | Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	3.00%	3.10%
Rate of increase in compensation levels (%)	2.50%	2.50%
Foreign | Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.79%	4.57%
Rate of increase in compensation levels (%)	3.90%	3.90%